Consolidated Statements of (Deficit) Equity (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Stockholders' Equity [Abstract]
Dividend per share	$ 0.07	$ 0.06	$ 0.15	$ 0.12	$ 0.59	$ 1.84	$ 0.17